Investment Portfolio	as of December 31, 2020 (Unaudited)

DWS Capital Growth Fund

	Shares	Value ($)
Common Stocks 99.6%
Communication Services 13.3%
Entertainment 6.3%
Activision Blizzard, Inc.	336,968	31,287,479
Live Nation Entertainment, Inc.*	171,975	12,636,723
Netflix, Inc.*	50,921	27,534,512
Roku, Inc.*	33,914	11,260,126
Spotify Technology SA*	93,274	29,349,597
Walt Disney Co.	108,097	19,585,015
		131,653,452
Interactive Media & Services 5.9%
Alphabet, Inc. "A"*	21,908	38,396,837
Alphabet, Inc. "C"*	25,569	44,793,820
Facebook, Inc. "A"*	75,197	20,540,812
Match Group, Inc.*	135,726	20,520,414
		124,251,883
Wireless Telecommunication Services 1.1%
T-Mobile U.S., Inc.*	175,005	23,599,424
Consumer Discretionary 14.3%
Diversified Consumer Services 1.4%
Chegg, Inc.*	156,477	14,134,567
Terminix Global Holdings, Inc.*	321,890	16,419,609
		30,554,176
Hotels, Restaurants & Leisure 1.6%
Airbnb, Inc. "A"* (a)	12,204	1,791,547
McDonald's Corp.	97,946	21,017,253
Planet Fitness, Inc. "A"*	127,833	9,923,676
		32,732,476
Internet & Direct Marketing Retail 5.6%
Amazon.com, Inc.*	36,231	118,001,831
Multiline Retail 1.2%
Dollar General Corp.	122,789	25,822,527
Specialty Retail 3.9%
Burlington Stores, Inc.*	72,485	18,958,452
CarMax, Inc.*	178,886	16,897,571
Home Depot, Inc.	173,792	46,162,631
		82,018,654
Textiles, Apparel & Luxury Goods 0.6%
Lululemon Athletica, Inc.*	35,908	12,497,061
Consumer Staples 2.7%
Food & Staples Retailing 1.1%
Costco Wholesale Corp.	61,666	23,234,516
Food Products 1.0%
Mondelez International, Inc. "A"	349,813	20,453,566
Personal Products 0.6%
Estee Lauder Companies, Inc. "A"	49,905	13,284,212
Financials 4.7%
Capital Markets 1.4%
Intercontinental Exchange, Inc.	266,681	30,745,653
Consumer Finance 0.7%
American Express Co.	127,119	15,369,958
Insurance 2.6%
Progressive Corp.	545,926	53,981,163
Health Care 11.4%
Biotechnology 0.7%
Exact Sciences Corp.* (a)	100,194	13,274,703
Health Care Equipment & Supplies 5.8%
Becton, Dickinson & Co.	85,520	21,398,814
Danaher Corp.	154,042	34,218,890
DexCom, Inc.*	82,709	30,579,172
Hologic, Inc.*	380,680	27,724,924
The Cooper Companies, Inc.	23,417	8,507,864
		122,429,664
Life Sciences Tools & Services 3.0%
Thermo Fisher Scientific, Inc.	136,991	63,807,668
Pharmaceuticals 1.9%
Bristol-Myers Squibb Co.	237,109	14,707,871
Zoetis, Inc.	153,245	25,362,048
		40,069,919
Industrials 7.5%
Aerospace & Defense 0.4%
TransDigm Group, Inc.*	13,297	8,228,848
Building Products 0.5%
Trex Co., Inc.*	131,208	10,984,734
Electrical Equipment 1.9%
AMETEK, Inc.	217,456	26,299,129
Generac Holdings, Inc.*	65,373	14,866,474
		41,165,603
Industrial Conglomerates 1.2%
Roper Technologies, Inc.	58,757	25,329,555
Professional Services 2.5%
TransUnion	282,673	28,046,815
Verisk Analytics, Inc.	120,454	25,005,046
		53,051,861
Road & Rail 1.0%
Norfolk Southern Corp.	55,966	13,298,081
Uber Technologies, Inc.*	135,121	6,891,171
		20,189,252
Information Technology 42.3%
IT Services 7.6%
Fiserv, Inc.*	270,555	30,805,392
Global Payments, Inc.	138,557	29,847,949
Snowflake, Inc. "A"*	2,658	747,961
Twilio, Inc. "A"* (a)	82,210	27,828,085
Visa, Inc. "A" (a)	323,264	70,707,535
		159,936,922
Semiconductors & Semiconductor Equipment 4.7%
Advanced Micro Devices, Inc.*	232,980	21,366,596
Analog Devices, Inc.	112,241	16,581,363
Applied Materials, Inc.	133,483	11,519,583
MKS Instruments, Inc.	52,582	7,910,962
NVIDIA Corp.	78,782	41,139,960
		98,518,464
Software 20.9%
Adobe, Inc.*	87,264	43,642,472
Avalara, Inc.*	41,678	6,872,285
DocuSign, Inc.*	84,088	18,692,762
Dynatrace, Inc.*	254,761	11,023,509
Intuit, Inc.	58,519	22,228,442
Microsoft Corp.	799,266	177,772,744
Nuance Communications, Inc.*	635,907	28,037,140
Proofpoint, Inc.*	130,570	17,811,054
RingCentral, Inc. "A"*	34,468	13,062,338
salesforce.com, Inc.*	116,397	25,901,824
ServiceNow, Inc.*	63,589	35,001,293
Synopsys, Inc.*	105,658	27,390,780
VMware, Inc. "A"* (a)	91,319	12,808,403
		440,245,046
Technology Hardware, Storage & Peripherals 9.1%
Apple, Inc.	1,447,399	192,055,373
Materials 1.3%
Chemicals 0.8%
Ecolab, Inc.	77,646	16,799,488
Construction Materials 0.5%
Vulcan Materials Co.	73,561	10,909,832
Real Estate 2.1%
Equity Real Estate Investment Trusts (REITs)
Crown Castle International Corp.	66,838	10,639,941
Equinix, Inc.	26,305	18,786,505
Prologis, Inc.	147,772	14,726,958
		44,153,404
Total Common Stocks (Cost $767,582,380)		2,099,350,888
Securities Lending Collateral 5.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.03% (b) (c) (Cost $117,353,782)	117,353,782	117,353,782
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 0.08% (b) (Cost $10,094,824)	10,094,824	10,094,824
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $895,030,986)	105.7	2,226,799,494
Other Assets and Liabilities, Net	(5.7)	(120,030,770)
Net Assets	100.0	2,106,768,724

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended December 31, 2020 are as follows:

Value ($) at 9/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 12/31/2020	Value ($) at 12/31/2020
Securities Lending Collateral 5.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.03% (b) (c)
119,204,153	—	1,850,371 (d)	—	—	21,168	—	117,353,782	117,353,782
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 0.08% (b)
16,608,403	44,361,930	50,875,509	—	—	3,231	—	10,094,824	10,094,824
135,812,556	44,361,930	52,725,880	—	—	24,399	—	127,448,606	127,448,606

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2020 amounted to $114,386,737, which is 5.4% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2020.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$2,099,350,888	$—	$—	$2,099,350,888
Short-Term Investments(e)	127,448,606	—	—	127,448,606
Total	$2,226,799,494	$—	$—	$2,226,799,494

(e)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DCGF-PH1

R-080548-1 (1/23)